Assets held for sale and discontinued operations (Tables)	12 Months Ended
Mar. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale	The following assets and liabilities were classified as held for sale:

	2025			2024
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/ (liabilities) held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets/ (liabilities) held for sale £m
UK Electricity System Operator	—	—	—	1,134	(1,427)	(293)
National Grid Renewables	1,528	(108)	1,420	—	—	—
Grain LNG	1,100	(326)	774	—	—	—
Investment in GasT TopCo Limited	—	—	—	689	—	689
RAA	—	—	—	—	(47)	(47)
Net assets/(liabilities) held for sale	2,628	(434)	2,194	1,823	(1,474)	349
Financial information relating to the gain arising on disposal of the ESO is set out below:

£m
Intangible assets	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets on disposal	1,549
Borrowings	(13)
Other liabilities	(703)
Provision for UK electricity balancing costs	(347)
Total liabilities on disposal	(1,063)
Net assets on disposal	486

Total consideration received¹	673

Gain on sale	187
1.Included within total consideration is deferred proceeds of £45 million which were settled after 31 March 2025.
The following assets and liabilities were classified as held for sale at 31 March 2025.

	National Grid Renewables	Grain LNG
	£m	£m
Goodwill	53	—
Other intangible assets	—	25
Property, plant and equipment	340	898
Investments in joint ventures and associates	873	—
Trade and other receivables	51	31
Cash and cash equivalents	30	123
Financial investments	40	—
Other assets	141	23
Total assets	1,528	1,100
Borrowings	(2)	(132)
Other liabilities	(106)	(194)
Total liabilities	(108)	(326)
Net assets	1,420	774

Schedule of statements for discontinued operations	The summary income statements for the years ended 31 March 2025, 2024 and 2023 are as follows:

	Total
	2025	2024	2023
	£m	£m	£m
Discontinued operations
Revenue	—	—	1,604
Other operating costs	—	—	(889)
Operating profit	—	—	715
Finance income	5	17	21
Finance costs[1]	47	62	(363)
Profit before tax	52	79	373
Tax	(1)	(1)	(93)
Profit after tax from discontinued operations	51	78	280
Gain/(loss) on disposal	25	(4)	4,803
Total profit after tax from discontinued operations	76	74	5,083
1.Finance costs include the remeasurement of the FAA option and the RAA.
The summary statements of comprehensive income for the years ended 31 March 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	£m	£m	£m
Profit after tax from discontinued operations	76	74	5,083
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	—	—	(313)
Tax on items that will never be reclassified to profit or loss	—	—	78
Total losses from discontinued operations that will never be reclassified to profit or loss	—	—	(235)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	—	6
Net gains in respect of cost of hedging	—	—	4
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	(13)	13	—
Tax on items that may be reclassified subsequently to profit or loss	3	(3)	(2)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(10)	10	8
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(10)	10	(227)
Total comprehensive income for the year from discontinued operations	66	84	4,856